SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥) ¥ / $
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Future minimum operating lease commitments | ¥	¥ 19,054,285
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar | ¥ / $	6.9430